CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 6,882	$ 10,617
Accounts receivable, net	47,598	42,660
Contract assets	62,143	56,984
Prepaid expenses	5,923	6,227
Other current assets	1,909	1,769
Total current assets	124,455	118,257
Property and equipment, net	2,600	2,611
Operating right-of-use assets	3,398	3,920
Other noncurrent assets	7,151	4,558
Goodwill	32,132	32,132
Intangible assets, net	12,490	14,163
Total Assets	182,226	175,641
Current Liabilities:
Accounts payable	70,844	47,531
Line of credit	41,426	29,916
Accrued expenses	80,048	65,538
Deferred compensation	12,892	8,321
Contract liabilities	4,690	4,603
Operating lease liabilities, current	1,596	1,675
Warrant liabilities	1,890	1,380
Simple agreement for future equity (SAFE)	8,800
Current portion of long-term debt, net of debt issuance costs	23,540	22,666
Total current liabilities	245,726	181,630
Long-Term Liabilities:
Deferred income taxes	218	178
Operating lease liabilities, noncurrent	2,838	3,770
Long-term debt, net of debt issuance costs	46,710	51,000
Other long-term liabilities	467	367
Total Long-Term Liabilities	50,233	55,315
Total Liabilities	295,959	236,945
Total Stockholders’ Deficit	(113,733)	(61,304)
Total Liabilities, Class A Ordinary Shares subject to Possible Redemption and Stockholders’ Deficit	$ 182,226	$ 175,641